Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	46
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$22,711,733.97	0.6246351	$13,522,466.81	0.3719050	$9,189,267.16
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$82,301,733.97	0.0823017	$73,112,466.81	0.0731125	$9,189,267.16

Weighted Avg. Coupon (WAC)	4.85%		4.88%
Weighted Avg. Remaining Maturity (WARM)	19.18		18.37
Pool Receivables Balance	$106,039,741.44		$96,488,797.47
Remaining Number of Receivables	20,076		19,019

Adjusted Pool Balance	$102,504,093.37		$93,314,826.21

III. COLLECTIONS

Principal:
Principal Collections	$9,456,724.25
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$169,005.56
Total Principal Collections	$9,625,729.81

Interest:
Interest Collections	$414,858.10
Late Fees & Other Charges	$21,975.13
Interest on Repurchase Principal	$-
Total Interest Collections	$436,833.23

Collection Account Interest	$369.39
Reserve Account Interest	$225.61
Servicer Advances	$-

Total Collections	$10,063,158.04

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	46
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$10,063,158.04
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$15,113,747.89

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$88,366.45		$88,366.45	$88,366.45
Collection Account Interest					$369.39
Late Fees & Other Charges					$21,975.13
Total due to Servicer					$110,710.97

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$42,963.03		$42,963.03	$42,963.03

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$9,753,784.12

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$9,189,267.16

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$9,189,267.16		$9,189,267.16
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$9,189,267.16		$9,189,267.16

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					564,516.96

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,535,648.07
Beginning Period Amount	$3,535,648.07
Current Period Amortization	$361,676.82
Ending Period Required Amount	$3,173,971.26
Ending Period Amount	$3,173,971.26
Next Distribution Date Amount	$2,835,712.84

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	46
30/360 Days	30
Actual/360 Days	30

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		19.71%	21.65%	21.65%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.26%	18,688	97.40%	$93,981,034.10
30 - 60 Days	1.44%	273	2.15%	$2,075,687.25
61 - 90 Days	0.26%	49	0.38%	$368,209.62
91 + Days	0.05%	9	0.07%	$63,866.50
		19,019		$96,488,797.47
Total
Delinquent Receivables 61 + days past due	0.30%	58	0.45%	$432,076.12
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	70	0.52%	$556,323.33
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.37%	77	0.52%	$600,045.75
Three-Month Average Delinquency Ratio	0.34%		0.50%

Repossession in Current Period		17		$143,087.31
Repossession Inventory		28		$98,849.07

Charge-Offs
Gross Principal of Charge-Off for Current Period				$94,219.72
Recoveries				$(169,005.56)
Net Charge-offs for Current Period				$(74,785.84)

Beginning Pool Balance for Current Period				$106,039,741.44

Net Loss Ratio				-0.85%
Net Loss Ratio for 1st Preceding Collection Period				-0.71%
Net Loss Ratio for 2nd Preceding Collection Period				-0.44%
Three-Month Average Net Loss Ratio for Current Period				-0.67%

Cumulative Net Losses for All Periods				$7,264,016.32
Cumulative Net Losses as a % of Initial Pool Balance				0.69%

Principal Balance of Extensions				$457,151.79
Number of Extensions				53